Debt - Maturities (Details) ¥ in Thousands	Mar. 31, 2023 JPY (¥)
Contractual maturities of long-term debt
2024	¥ 9,860
2025	9,076
2026	9,203
2027	7,062
2028	5,575
Thereafter	40,606
Total	¥ 81,382